Condensed Balance Sheet - USD ($)	Sep. 30, 2021	Mar. 08, 2021
Current assets
Cash	$ 984,544	$ 0
Prepaid expenses	673,023
Total current assets	1,657,567
Deferred offering costs		174,129
Investments held in Trust Account	230,003,925
TOTAL ASSETS	231,661,492	174,129
Current liabilities:
Accounts payable	85
Accrued expenses		1,000
Due to related party		11,650
Accrued offering costs		137,629
Accrued expenses and other current liabilities	33,412
Franchise tax payable	95,349
Total current liabilities	128,846
Deferred underwriting fee payable	8,050,000
Total Liabilities	8,178,846	150,279
Commitments and Contingencies (Note 6)
Class A common stock subject to possible redemption, 23,000,000 shares at redemption value	230,000,000
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0
Additional paid-in capital	0	24,425
Accumulated deficit	(6,518,001)	(1,150)
Total Stockholders' Deficit	(6,517,354)	23,850
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	231,661,492	174,129
Common Class A [Member]
Stockholders' Deficit
Common Stock, Value	72	0
Common Class B [Member]
Stockholders' Deficit
Common Stock, Value	$ 575	$ 575	[1]

[1]	Includes up to 750,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter (see Note 5).